Loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings for the purposes of basic and diluted loss per share:
Loss for the year attributable to equity shareholders of the Company	$ (174,009,273)	$ (1,939,689)	$ (20,141,991)
Number of shares
Weighted-average number of ordinary shares for the purpose of basic and diluted loss per share	14,596,997	13,176,752	12,891,569